Property	1 Months Ended	3 Months Ended
	Mar. 31, 2014	Jun. 30, 2014
Property, Plant and Equipment [Abstract]
Property

NOTE 8–PROPERTY

The Company does not own any property. It operates its business remotely from Canada. Commencing in March 2014, the Company leases a virtual office in Santa Monica, California under an oral agreement from an unrelated third party, which also leases offices to its legal counsel.

NOTE 9 – PROPERTY

The Company does not own any property. It operates its business remotely from Canada. Commencing in March 2014, the Company leases a virtual office in Santa Monica, California under an oral agreement from an unrelated third party, which also leases offices to its legal counsel.